Other Deferred Credits And Liabilities (Schedule Of Other Deferred Credits And Liabilities) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Year		Dec. 31, 2010
Asset retirement obligations	$ 173	[1]	$ 98	[1]
Environmental remediation accrual (Note 13)	75		86
Self-insurance accrual	71		78
Deferred revenue on power contract restructuring	62	[2]	65	[2]
Unrecognized tax benefits and related interest and penalties (Note 4)	28		29
Other	158		206
Other deferred credits and liabilities	$ 567		$ 562
Deferred revenue, amortization period (in years)	30
Deferred revenue, maturity year	2035

[1]	Increase in 2011 primarily attributable to accruals established in connection with Sunoco's decision to exit refining (Note 2).
[2]	Amortizing over a 30-year period ending in 2035.